Debt - Narrative (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	May 15, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 01, 2024
Debt Instrument [Line Items]
Line of credit facility, expiration period			5 years	5 years
Interest costs incurred				$ 2,560	$ 2,650	$ 2,790
Interest paid, including capitalized interest, operating and investing activities				2,408	$ 2,572	$ 2,583
Senior Unsecured Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 10,000
Unsecured Senior Notes Due May 2027 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross							$ 1,000
Debt instrument, interest rate, stated percentage							6.259%
Unsecured Senior Notes Due May 2029 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross							$ 1,500
Debt instrument, interest rate, stated percentage							6.298%
Unsecured Senior Notes Due May 2031 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross							$ 1,000
Debt instrument, interest rate, stated percentage							6.388%
Unsecured Senior Notes Due May 2034 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross							$ 2,500
Debt instrument, interest rate, stated percentage							6.528%
Unsecured Senior Notes Due May 2054 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross							$ 2,500
Debt instrument, interest rate, stated percentage							6.858%
Unsecured Senior Notes Due May 2064 | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross							$ 1,500
Debt instrument, interest rate, stated percentage							7.008%
Five Year Credit Facility Expiring - August 2028
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,000	$ 3,000
Line of credit facility, expiration period	5 years	5 years
364 Day Revolving Credit Facility - Expiring August 2024
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 800	$ 800
Line of credit facility, expiration period	364 days	364 days
364 Day Revolving Credit Facility - Expiring August 2025
Debt Instrument [Line Items]
Line of credit facility, expiration period		364 days
Line of credit facility, term out period		1 year
Three Year Credit Facility - Expiring August 2025
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,000	$ 3,000
Line of credit facility, expiration period	3 years	3 years
Five Year Credit Facility - Expiring October 2024
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,200	$ 3,200
Line of credit facility, expiration period	5 years	5 years
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 10,000	$ 10,000
Five Year Credit Facility Expiring - May 2029
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 4,000
Line of credit facility, expiration period	5 years